Share Capital (Details) - Schedule of ordinary shares - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Ordinary Shares Abstract
Balance, shares		227,246,596	178,279,566	163,215,706
Balance		$ 88,361,303	$ 62,426,991	$ 60,289,875
Balance, shares		227,798,346	227,246,596	178,279,566
Balance		$ 88,436,263	$ 88,361,303	$ 62,426,991
Issue at US$0.10 pursuant to ADS public offering (2019-07-19)				13,565,200
Issue at US$0.10 pursuant to ADS public offering (2019-07-19)				$ 1,926,186
Issue at A$0.16 in lieu of payment for services (2019-11-12)	[1]			437,500
Issue at A$0.16 in lieu of payment for services (2019-11-12)	[1]			$ 100,978
Exercise of NASDAQ Warrants (2020-06-23)				86,240
Exercise of NASDAQ Warrants (2020-06-23)				$ 72
Exercise of representative warrants (2020-06-15, 2020-06-22)				974,920
Exercise of representative warrants (2020-06-15, 2020-06-22)				$ 540,062
Transaction costs arising on representative warrants issued
Transaction costs arising on representative warrants issued				$ (55,454)
Exercise of representative warrants (2020-07-02)			5,720
Exercise of representative warrants (2020-07-02)
Issue at US$0.47 pursuant to ADS public offering (2020-07-24)			42,666,720
Issue at US$0.47 pursuant to ADS public offering (2020-07-24)			$ 28,165,836
Issue at $0.50 on exercise of ESOP unlisted options (2020-07-24)			100,000
Issue at $0.50 on exercise of ESOP unlisted options (2020-07-24)			$ 50,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-27)			3,008,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-27)			$ 1,051,626
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-29)			40,000
Issue at US$0.25 on exercise of NASDAQ Warrants (2020-07-29)			$ 13,959
Transfer from reserves on exercise of ESOP unlisted options (2020-07-24)
Transfer from reserves on exercise of ESOP unlisted options (2020-07-24)			$ 15,700
Transfer from reserves on exercise of NASDAQ Warrants (2020-07-27, 2020-07-29)
Transfer from reserves on exercise of NASDAQ Warrants (2020-07-27, 2020-07-29)			$ 1,012
Issue at A$0.08 in lieu of cash for services rendered (2020-11-13)			2,737,500
Issue at A$0.08 in lieu of cash for services rendered (2020-11-13)			$ 219,000
Transfer from reserves on cashless exercise of ESOP unlisted options (2021-02-09)			409,090
Transfer from reserves on cashless exercise of ESOP unlisted options (2021-02-09)			$ 197,010
Issue at $0.12 under ESOP Plan (2021-11-05)		333,000
Issue at $0.12 under ESOP Plan (2021-11-05)		$ 39,960
Issue at $0.16 in lieu of payment for services (2021-12-17)		218,750
Issue at $0.16 in lieu of payment for services (2021-12-17)		$ 35,000
Less: Transaction costs arising on share issues
Less: Transaction costs arising on share issues			$ (3,779,831)	$ (374,728)

[1]	Mr Peter Anastasiou (resigned 24 September 2021) and Mr Stephen Anastasiou are directors and majority shareholders of Grandlodge Capital Pty Ltd (Grandlodge). As per an agreement which commenced on 1 June 2013 and expired on 30 June 2020, Immuron Limited contracted Grandlodge on normal commercial terms and conditions to provide warehousing, distribution and invoicing services for Immuron Limited’s products for A$70,000 per annum. These fees would be payable in new fully paid ordinary shares in Immuron Limited at a set price of A$0.16 per share, representing Immuron Limited’s shares price at the commencement of the agreement. The above amount is the fair value of the equity instrument.